Schedule of Investments (unaudited)
December 31, 2024
iShares® Copper and Metals Mining ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Metals & Mining — 99.9%
Al Masane Al Kobra Mining Co.	8,780	$157,702
Amman Mineral Internasional PT(a)	2,684,600	1,408,066
Anglo American PLC	29,511	872,556
Antofagasta PLC	91,808	1,818,669
Atalaya Mining PLC	25,278	112,667
Baiyin Nonferrous Group Co. Ltd., Class A	111,900	42,393
BHP Group Ltd.	104,467	2,548,447
Capstone Copper Corp.(a)	143,933	890,163
China Nonferrous Mining Corp Ltd.(b)	328,000	219,378
CMOC Group Ltd., Class A	30,300	27,454
Develop Global Ltd.(a)	47,210	68,150
ERO Copper Corp.(a)	26,054	351,265
Evolution Mining Ltd.	468,522	1,384,820
Filo Corp., NVS(a)	23,518	520,768
First Quantum Minerals Ltd.(a)	155,256	2,001,387
Foran Mining Corp.(a)	81,604	223,106
Freeport-McMoRan Inc.	66,195	2,520,706
Glencore PLC	277,870	1,223,788
Grupo Mexico SAB de CV, Series B, Class B	531,877	2,523,552
Hudbay Minerals Inc.	99,160	804,345
Ivanhoe Mines Ltd., Class A(a)(b)	120,309	1,427,856
Jiangxi Copper Co. Ltd., Class A	31,300	88,043
Jinchuan Group International Resources Co. Ltd.	683,000	45,348
KGHM Polska Miedz SA	34,409	958,745
Lundin Mining Corp.	171,076	1,472,197
MAC Copper Ltd.(a)(b)	16,862	179,074
MMG Ltd.(a)	985,600	320,855
Newmont Corp.	31,842	1,185,159
NGEx Minerals Ltd.(a)	32,764	305,656
Nittetsu Mining Co. Ltd.	3,200	90,177
North Copper Co. Ltd., Class A	26,700	28,411
Rio Tinto PLC, ADR	22,600	1,329,106
Sandfire Resources Ltd.(a)	115,621	660,491
South32 Ltd.	129,319	271,257
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	20,640	$1,880,923
Taseko Mines Ltd.(a)	75,718	147,491
Teck Resources Ltd., Class B	13,058	529,424
Vale SA	99,879	883,294
WA1 Resources Ltd., NVS(a)	12,384	101,606
Western Mining Co. Ltd., Class A	36,000	78,790
Yunnan Copper Co. Ltd., Class A	30,300	50,320
Zijin Mining Group Co. Ltd., Class A	35,300	72,714
		31,826,319
Total Long-Term Investments — 99.9% (Cost: $37,309,851)		31,826,319
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	697,060	697,408
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	10,000	10,000
Total Short-Term Securities — 2.2% (Cost: $707,357)		707,408
Total Investments — 102.1% (Cost: $38,017,208)		32,533,727
Liabilities in Excess of Other Assets — (2.1)%		(655,845)
Net Assets — 100.0%		$31,877,882

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$585,612	$111,937 (a)	$—	$(266)	$125	$697,408	697,060	$4,826 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000 (a)	—	—	—	10,000	10,000	1,253	—
				$(266)	$125	$707,408		$6,079	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	03/21/25	$22	$(1,422)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,292,178	$13,534,141	$—	$31,826,319
Short-Term Securities
Money Market Funds	707,408	—	—	707,408
	$18,999,586	$13,534,141	$—	$32,533,727
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,422)	$—	$—	$(1,422)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares